SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of summary of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of preparation of the financial statements:

The consolidated statements of financial position of the Company as of December 31, 2020 and 2019, and the related consolidated statements of comprehensive loss, changes in shareholders' equity (capital deficiency) and consolidated statement of cash flows for each of the three years ended December 31, 2020 have been prepared in accordance with International Financial Reporting Standards, ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The financial statements have been prepared under the historical cost except for financial liabilities at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 3. Actual results could differ from those estimates and assumptions.

b.	Functional and presentation currency:

1)	Functional and presentation currency

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The U.S. dollar is the currency of the primary economic environment in which the operations of the Company is conducted. The consolidated financial statements are presented in U.S. dollars.

2)	Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions.  Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of comprehensive loss within financial income or expenses.

Translation differences on non-monetary financial assets and liabilities at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss within financial income or expenses.

c.
Basis of consolidation
The consolidated financial statements include the accounts of the Company and its subsidiary, Entera Bio Inc. Intercompany transactions and balances have been eliminated upon consolidation.

d.
Cash and cash equivalents
Cash and cash equivalents include cash on hand and short-term bank deposits (with original maturities of three months or less) that are not restricted as to withdrawal or use and are therefore considered to be cash equivalents.

e.
Short-term bank deposits
Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. The fair value of short-term bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

f.	Restricted deposits Restricted deposits relate to accounts where withdrawals are restricted under contractual agreements.

g.	Property and equipment

1)
Property and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Repairs and maintenance are charged to the statement of comprehensive loss during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Years
Compute equipment	3-5
Office furniture	5
Lab equipment	7-10
Leasehold improvements*	3-5

*Leasehold improvements are depreciated over the lease period or the expected useful life of the improvements, whichever is shorter.

h.	Intangible assets:

1)	Research and development expenses

Research expenses are charged to profit or loss as incurred. An intangible asset arising from development of the Company's products is recognized if all of the following conditions are met:

•	It is technically feasible to complete the intangible asset so that it will be available for use;
•	Management intends to complete the intangible asset and use it or sell it;
•	There is an ability to use or sell the intangible asset;
•	It can be demonstrated how the intangible asset will generate probable future economic benefits;
•
Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred.  Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

As of December 31, 2020, the Company has not capitalized development costs.

2)	In process research and development (IPR&D) IPR&D acquired is presented based on the fair value at the date of the acquisition and tested annually for impairment.

i.	Impairment of non-financial assets

Intangible assets that are not subject to amortization are tested annually for impairment. Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  An impairment loss is recognized for the amount by which the asset carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset's fair value less costs to dispose and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

For the years ended December 31, 2020 and 2019, no impairment has been recognized.

j.	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

Commencing January 1, 2019, leases are recognized as a right-of-use asset and a corresponding liability at the same amount as of the date in which the leased asset is available for use by the Company. Each payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the future expected lease payments during the lease term.

The lease term includes extension options (or periods after termination options) if the lease is reasonably certain to be extended (or not terminated). The lease payments during the term of the lease are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Payments associated with short-term leases (leases with a lease term of 12 months or less) and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

Until 2019, leases were classified as either finance or operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.
See also note 9.

k.
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

l.	Financial instruments Accounts receivables are classified at amortized cost. This category is subject to an impairment test under the expected credit losses model in accordance with IFRS 9.

m.
Warrants
Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price is not deemed to be fixed, the warrants are classified as a derivative financial liability. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each reporting date. Gains or losses arising from changes in the fair value of financial liabilities at fair value through profit or loss are presented in the statement of comprehensive loss under "financial income" or "financial expenses". Transaction costs recorded as an expense when they occur.

n.	Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are included in equity as a deduction from the proceeds.

o.
Deferred income tax
Deferred income taxes are recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

In the absence of expectation of taxable income in the future, no deferred tax assets are recorded in the financial statements.

p.
Share-based payments

In 2018 and 2013, the Company adopted share-based compensation plans for employees, directors and service providers. As part of the plans, the Company grants employees, directors and service providers, from time to time and at its discretion, options to purchase Company's ordinary shares. The fair value of the employees', directors' and service providers' services received in exchange for the grant of the options is recognized as an expense in the statement of comprehensive loss. The total amount recognized as an expense over the vesting period of the options was determined by reference to the fair value of the options granted at the date of grant. The option's grants for service providers measured at fair value according the services that will be provide.

Service conditions and performance vesting conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognized over the vesting period when the performance condition is probable. The vesting period is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions and performance conditions. The Company recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive loss, with a corresponding adjustment to "other reserves".

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

q.
Revenue recognition:

The Company recognized revenue from the Amgen Agreement which was signed in December 2018 according to IFRS 15, "Revenues from Contracts with Customers”. Prior to the signing of the Amgen Agreement in 2018, the Company did not have revenue transactions.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	Identification of the contract, or contracts, with a customer.
2.	Identification of the performance obligations in the contract.
3.	Determination of the transaction price.
4.	Allocation of the transaction price to the performance obligations in the contract.
5.	Recognition of revenue.

On December 10, 2018, the Company entered into the Amgen Agreement in inflammatory disease and other serious illnesses. As part of the agreement, the Company received non-refundable and non-creditable initial access payment of $725 thousand from Amgen in January 2019. The Company identified two promises in the agreement: a license to use the Company's proprietary drug delivery platform and pre-clinical research and development services (“pre-clinical R&D services”). The preclinical R&D services include discovery, research and design preclinical activities relating to the programs selected by Amgen.

Each of these promises met the definition of distinct performance obligation. The Company evaluated the standalone selling price of the pre-clinical R&D services at $225 thousand and the right to use the intellectual property at $500 thousand.

The Company determined the license to the intellectual property to be a right to use that has significant standalone functionality separately from the pre-clinical R&D services since the Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the intellectual property. Therefore, the license to the intellectual property is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to Amgen on December 10, 2018.

Revenues attributed to the preclinical R&Ds services are recognized during the period of the pre-clinical R&D services, over time according to the input model method on a cost-to-cost basis.

Under IFRS 15, the consideration that the Company would be entitled to upon the achievement of contractual milestones, which are contingent upon the occurrence of future events of development and commercial progress, are a form of variable consideration. When assessing the portion, if any, of such milestone-related consideration to be included in the transaction price, the Company first assesses the most likely outcome for each milestone and excludes the consideration related to milestones of which the occurrence is not considered the most likely outcome. The Company then evaluates if any of the variable consideration determined in the first step is constrained. Variable consideration is included in the transaction price if, in the Company’s judgment, it is highly probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information (historical, current and forecasted) that is reasonably available. The Company did not recognize any revenues from any potential milestone payments.

An entity should recognize revenue for a sales-based or usage-based royalty promised in exchange for a license of intellectual property only when (or as) the later of the following events occurs:

a)	The subsequent sale or usage occurs; and
b)	The performance obligation to which some or all of the sales based or usage-based royalty has been allocated has been satisfied (or partially satisfied).

As royalties are payable based on future commercial sales, as defined in the agreement, which did not occur as of the date of the financial statements, the Company did not recognize any revenues from royalties. See additional information in note 12.

r.
Government grants

Government grants, which are received from Israel Innovation Authority (the "IIA") by way of participation in research and development that is conducted by the Company, fall within the scope of "forgivable loans", as set forth in IAS 20 "The Accounting Treatment of Government Grants and Disclosure in respect of Government Assistance". Since at the time of the receipt of the grants there is no reasonable assurance that the grants that have been received will be repaid, at the time of their receipt they are offset against the related research and development expenses in the statement of comprehensive loss.  To the extent that it is considered "more likely than not" that the grants will be repaid in the future, the Company would record a financial liability. Other government grants which are not subject to royalties are offset against related research and development expenses in the statements of comprehensive loss.

s.
Loss per ordinary share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares issued and outstanding during the year. In computing diluted loss per share, the basic loss per share is adjusted to take into account the potential dilution that could occur upon the conversion of any dilutive financial instruments by subtracting from net loss the fair value changes of such financial instruments, and by adjusting the weighted average number of outstanding ordinary shares, assuming conversion of all such dilutive potential shares. As of December 31, 2020, and 2019, the Company’s dilutive potential shares consisted of options and warrants. Prior to the Company’s IPO, the dilutive potential shares consisted of shares issuable upon conversion of convertible loan and preferred shares, warrants and options. Potential shares are only dilutive if their conversion would increase the loss per share. If the loss per share would decrease, the shares are anti-dilutive and are excluded from the diluted loss per share calculation.

t.
Recently Issued Accounting Pronouncements

In September 2019, the IASB has issued amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement and IFRS 7 Financial Instruments: Disclosures that provide certain reliefs in connection with interest rate benchmark reform. The reliefs relate to hedge accounting and have the effect that InterBank Offered Rate (IBOR) reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. Given the pervasive nature of hedges involving IBOR-based contracts, the reliefs will affect companies in all industries.

These amendments should be applied for annual periods beginning on or after January 1, 2020. Since the Company does not have financial instruments designated under hedge accounting, the amendments will not have an impact on its consolidated financial statements.